Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Compensation of Key Management Personnel	Key management personnel compensation is comprised of the following:

Compensation of key management personnel of the Group
	Years ended December 31,
(in thousands)	2020	2019	2018
Short-term employee benefits incurred	€2,627	€1,847	€1,161
Short-term employee benefits accrued*	740	-	-
Share-based payments	20,700**	18,151	6,163
Total compensation paid to key management personnel	€24,067	€19,998	€7,324

*

Includes the fair value of the second installment of the short-term incentive compensation, which has been classified as cash-settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based Payments”. This table shows the pro-rata share of personnel expenses for the respective financial year that are recognized over the award’s vesting period beginning as of the service commencement date (January 1, 2020) until each separate determination date and are remeasured until settlement date.

**

Includes expenses from a bonus arrangement agreed with Ryan Richardson in advance of his appointment to the Management Board. During the year ended December 31, 2020, the arrangement was modified from an all-equity share-based payment arrangement into a partly cash and partly equity settled share-based payment arrangement including 4,534 ordinary shares which have not yet been issued.

The aggregate value of transactions related to key management personnel were as follows for the periods indicated:

	Years ended December 31,
(in thousands)	2020	2019	2018
Consulting services / patent assignment	€25	€56	€25
Purchases of various goods and services from TRON	10,105	9,968	11,160
Total	€10,130	€10,024	€11,185

The outstanding balances of transactions related to key management personnel were as follows as at the periods indicated:

(in thousands)	December 31, 2020	December 31, 2019
Consulting service provider	€7	-
TRON	1,229	1,843
Total	€1,236	€1,843

Summary of Transactions Between Other Related Parties

The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

	Years ended December 31,
(in thousands)	2020	2019	2018
Purchases of various goods and services from entities controlled by ATHOS KG	€2,296	€2,071	€2,431
Purchases of property and other assets from entities controlled by ATHOS KG	2,349	-	4,748
Total	€4,645	€2,071	€7,179

The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as at the periods indicated:

(in thousands)	December 31, 2020	December 31, 2019
ATHOS KG	€500	€51
Total	€500	€51